DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Income Taxes and Other Assets [Abstract]
Schedule of components of income tax expense (benefit) [Table Text Block]
	2024	2023	2022
Pre tax income	$2,725,145	$876,539	$1,564,849

Tax at the BVI rate 0%	-	-	-
Tax in Ghana at 35%	1,176,432	933,918	745,787
Other	-	12,082	(6,043)
Permanent Adjustment	(376,432)	(84,185)	60,256
Income tax	$800,000	$861,815	$800,000

Schedule of reconciliation of effective income tax [Table Text Block]
	2024	2023	2022
Tax in Ghana at 35%	$1,176,432	$933,918	$745,787
Accrual for tax - current year	800,000	800,000	800,000
	376,432	133,918	(54,213)
Adjustments and unaccrued tax payments related to previous years	376,432	(61,815)	-
Differences, current year	-	72,103	(54,213)
Cumulative differences, prior year	-	(47,452)	6,671
Cumulative differences, current year	-	24,651	(47,452)
Valuation allowance	-	(24,651)	47,452
Total deferred income tax asset (liability)	$-	$-	$-